SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment, net (Details)	12 Months Ended
Dec. 31, 2019
Computers and equipment
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%
Computers and equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Computers and equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Furniture and fixtures
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%
Furniture and fixtures | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Furniture and fixtures | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Office equipment
PROPERTY AND EQUIPMENT, NET
Residual rate (as a percent)	5.00%
Office equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P3Y
Office equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Vehicle
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P5Y
Residual rate (as a percent)	5.00%
Office building
PROPERTY AND EQUIPMENT, NET
Estimated useful lives	P30Y
Residual rate (as a percent)	5.00%